Provisions - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Total adjustment to provisions on adoption of IFRS 16		€ (66.9)
Adjustment to non current provisions on adoption of IFRS 16		(63.3)
Adjustment to current provisions on adoption of IFRS 16		(3.6)
Other provisions	€ 45.0	113.7
Utilization of provision	6.4
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 8.5	12.3
Estimated completion of activities	15 months
Utilization of provision	€ 3.8
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	5.9	5.8
Utilization of provision	0.0
Contingent consideration
Disclosure of other provisions [line items]
Other provisions	0.0	1.5
Utilization of provision	1.5
Other
Disclosure of other provisions [line items]
Contingent liabilities recognised in business combination	6.6	6.6
Other provisions	29.0	25.3
Utilization of provision	0.6
Italy | Other
Disclosure of other provisions [line items]
Other provisions	5.2	5.0
Bjuv Facility | Sweden | Onerous contracts - leases
Disclosure of other provisions [line items]
Other provisions		66.9
Bjuv Facility | Sweden | Onerous contracts - service contracts
Disclosure of other provisions [line items]
Other provisions	1.6	1.9
Findus | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions	6.0	€ 5.9
Aunt Bessie's | Other
Disclosure of other provisions [line items]
Other provisions	€ 1.9